Business acquisitions and development projects - Acquisition of Empire (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill (note 6)	$ 954,282	$ 228,377	$ 79,836
Business Acquisition, Pro Forma Information [Abstract]
Revenues	1,523,783	1,435,554
Net earnings attributable to common shareholders	178,532	$ 160,989
Empire
Business Acquisition [Line Items]
Working capital	41,292
Property, plant and equipment	2,058,867
Goodwill (note 6)	752,418
Regulatory assets	236,933
Other assets	43,609
Long-term debt	(907,547)
Regulatory liabilities	(145,594)
Pension and OPEB	(78,204)
Deferred income tax liability, net	(418,855)
Other liabilities	(76,532)
Total net assets acquired	1,506,387
Cash and cash equivalent	1,742
Net assets acquired, net of cash and cash equivalent	$ 1,504,645